Fair Value Quantitative And Qualitative Disclosures	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Fair Value Quantitative And Qualitative Disclosures
12.	FAIR VALUE QUANTITATIVE AND QUALITATIVE DISCLOSURES
The fair value is the amount at which an asset can be exchanged, or at which a liability can be settled, in mutual independent terms and conditions between participants of the principal market (or the most advantageous market) who are duly informed and willing to transact in an orderly and current transaction, at the measurement date under the current market conditions whether the price is directly observable or estimated using a valuation technique under the assumption that the Bank is an ongoing business.
When a financial instrument is quoted in a liquid and active market, its price in the market in a real transaction provides the most reliable evidence of its fair value. Nevertheless, when there is no quoted price in the market or it cannot be an evidence of the fair value of such instrument, in order to determine such fair value, the entities may use the market value of another instrument with similar characteristics, the analysis of discounted cash flows or other applicable techniques, which shall be significantly affected by the assumptions used.
Notwithstanding the above, the Bank’s Management has used its best judgment to estimate the fair values of its financial instruments; any technique to perform such estimate implies certain inherent fragility level.
Fair value hierarchy
The Bank uses the following hierarchy to determine and disclose the fair value of financial instruments, according to the valuation technique applied:

•
Level 1: quoted prices (unadjusted) observable in active markets that the Bank accesses to at the measurement day for identical assets or liabilities. The Bank considers markets as active only if there are sufficient trading activities with regards to the volume and liquidity of the identical assets or liabilities and when there are binding and exercisable price quotes available at each reporting period.

•
Level 2: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are observable for the asset or liability, either directly or indirectly. Such inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical instruments in inactive markets and observable inputs other than quoted prices such as interest rates and yield curves, implied volatilities, and credit spreads. In addition, adjustments to level 2 inputs may be required for the condition or location of the asset or the extent to which it relates to items that are comparable to the valued instrument. However, if such adjustments are based on unobservable inputs which are significant to the entire measurement, the Bank will classify the instruments as Level 3.

•
Level 3: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are not based on observable market information.

The following tables show the hierarchy in the Bank’s financial asset and liability fair value measurement, as of December 31, 2019 and 2018:

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2019

Item	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	19,511,636
Financial institutions and Correspondents	81,164,681
Other	3,746
Debt securities at fair value through profit or loss			5,675,008	4,806,562	53,387	815,059
Derivative instruments			615,902	31,594	19,091	565,217
Repo transactions
Other financial entities	1,087,916
Other financial assets	5,794,761		369,129	346,128		23,001
Loans and other financing
To the non-financial government Sector	6,450,647
Other financial institutions	3,952,205
To the non-financial private sector and foreign residents	210,494,962
Overdrafts	41,337,285
Documents	20,578,219
Mortgage loans	20,603,981
Pledge loans	4,066,988
Personal loans	56,799,181
Credit cards	42,157,065
Financial leases	229,538
Other (1)	24,722,705
Other debt securities	17,631,926	46,881,489		36,988,036	9,893,453
Financial assets delivered as guarantee	10,673,334
Equity Instruments at fair value through profit or loss			2,616,728	9,434		2,607,294

TOTAL FINANCIAL ASSETS	356,765,814	46,881,489	9,276,767	42,181,754	9,965,931	4,010,571

FINANCIAL LIABILITIES
Deposits
From the non-financial government sector	17,560,282
From the financial sector	314,162
From the non-financial private sector and foreign residents
Checking accounts	40,123,987
Savings accounts	90,727,971
Time deposits and Investment accounts	106,068,177
Other	8,070,775
Derivative instruments			768,732		768,732
Repo transactions
Other financial institutions	1,002,511
Other financial liabilities	22,169,608
Financing received from Central Bank and other financial entities	2,245,804
Issued corporate bonds	5,525,039
Subordinated corporate bonds	24,311,663

TOTAL FINANCIAL LIABILITIES	318,119,979		768,732		768,732

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2018

	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	16,454,373
Financial institutions and Correspondents	97,857,068
Other	701,156
Debt securities at fair value through profit or loss			4,053,802	1,510,791	556,986	1,986,025
Derivative instruments			26,602	21,124	5,478
Other financial assets	3,978,713		635,527	495,283		140,244
Loans and other financing
To the non-financial government Sector	2,731,262
Other financial institutions	8,654,244
To the non-financial private sector and foreign residents	264,226,283
Overdrafts	27,764,057
Documents	38,703,100
Mortgage loans	24,386,047
Pledge loans	6,717,828
Personal loans	88,478,136
Credit cards	45,271,473
Financial leases	689,404
Other (1)	32,216,238
Other debt securities	12,538,954	86,811,780		65,602,398	21,209,382
Financial assets delivered as guarantee	10,161,647		231,446	231,446
Equity Instruments at fair value through profit or loss			79,249	9,399		69,850

TOTAL FINANCIAL ASSETS	417,303,700	86,811,780	5,026,626	67,870,441	21,771,846	2,196,119

FINANCIAL LIABILITIES
Deposits
From the non-financial government sector	29,707,339
From the financial sector	228,091
From the non-financial private sector and foreign residents
Checking accounts	37,592,904
Savings accounts	105,675,105
Time deposits and Investment accounts	186,522,212
Other	6,323,840
Derivative instruments			2,106	912	1,194
Repo transactions
Other financial institutions	253,003
Other financial liabilities	23,559,130
Financing received from Central Bank and other financial entities	4,611,839
Issued corporate bonds	9,810,217
Subordinated corporate bonds	23,518,130

TOTAL FINANCIAL LIABILITIES	427,801,810		2,106	912	1,194

(1)	Includes the total allowance to the non-financial private sector and foreign residents.
Description of valuation process
The fair value of instruments categorized as Level 1 was assessed by using quoted prices effective at the end of each fiscal year, in active markets for identical assets or liabilities, if representative. Currently, for most of the government and private securities, there are two principal markets in which the Bank operates: BYMA and MAE. Additionally, in the case of derivatives, both MAE and
Mercado a Término de Rosario SA
(ROFEX) are deemed active markets.
On the other hand, for certain assets and liabilities that do not have an active market, categorized as Level 2, the Bank used valuation techniques that included the use of market transactions performed under mutual independent terms and conditions, between interested and duly informed parties, provided that they are available, as well as references to the current fair value of another instrument being substantially similar, or otherwise the analysis of cash flows discounted at rates built from market information of similar instruments. In addition, certain assets and liabilities included in this category were valued using price quotes of identical instruments in “less active markets”.

Finally, the Bank has categorized as level 3 those assets and liabilities for which there are no identical or similar transactions in the market. For this approach, the Bank mainly used the cash flow discount model.
As of December 31, 2019 and 2018, the Bank has neither changed the techniques nor the assumptions used to estimate the fair value of the financial instruments.
Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets and liabilities recognized at fair value categorized as level 3:

	As of December 31, 2019
Description	Debt securities	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments
Amount at the beginning	1,986,025	140,244	69,850
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	650,365	13,763	241,416
Recognition and derecognition	(1,253,240)	(105,234)	3,211,902	565,217
Monetary effects	(568,091)	(25,772)	(915,874)

Amount at end of the fiscal year	815,059	23,001	2,607,294	565,217

	As of December 31, 2018
Description	Debt securities	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments
Amount at the beginning	81,404	367,374	81,251
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	(330,415)	(163,603)	19,103
Recognition and derecognition	2,463,437	12,899
Monetary effects	(228,401)	(76,426)	(30,504)

Amount at end of the fiscal year	1,986,025	140,244	69,850

(1)	Profit and loss are recorded under “Net gain from measurement of financial instruments at fair value”.

Instruments measured as level 3 mainly include equity instruments at fair value through profit or loss which comprise Prisma Medios de Pago SA (see note 21). Its Fair Value was calculated on the basis of independent appraisers’ valuations, who relied on a future discounted cash flow method embracing a combined income and market approach.
On the other hand, the Bank includes in Level 3 the put option taken for the abovementioned participation in Prisma Medios de Pago SA which its fair value was calculated for the same appraisers abovementioned. The result of the assets measured at fair value on the basis of unobservable data is recognized in “Net gain from measurement of financial instruments at fair value”. For the measurement of this instrument, a valuation technique based on the binomial method has been used by creating an equivalent portfolio with identical conditions to the put and taking into account different scenarios. The valuation model considers the projected value of the company’s cash flows and financial debt of the exercise date (34 months after the closing of the contract). Expected cash flows are discounted using WACC (Weighted Average Cost of Capital) discount rate.
Additionally, the other instruments measured as level 3 include debt securities and certificates of participation in financial trusts, for which the construction of fair values was obtained based on the Bank’s own assumptions that are not easily available in the market. The most significant assumption was the placement cutoff rate of such instruments in the market at the end of the period, used to determine the actual value of cash flows.

Quantitative information about Level
 3 Fair Value Measurements
Equity instruments at fair value through profit or loss
The fair value of the equity interest held in Prisma Medios de Pago SA was calculated with the assistance of independent appraisers’ using a discounted cash flow method by applying a combined income and market approach.
The most relevant unobservable input data include:

•	Projected EBITDA and Free cash flow (mainly determined by the expected evolution of the level of transactions and fees)

•	Minority discount rate (equivalent to 1 / (1 + Premium control) – 1)

•	WACC (Weighted Average Cost of Capital) of Prisma Medios de Pago SA.

•	g = growth factor for terminal value.
Below is disclosed the sensitivity analysis for the valuation of the remaining 49% equity of Prisma Medios de Pago SA, still held by the selling shareholders. The sensitivity is related to the two following variables: the WACC and the g level for future cash flows after 2023 that determines the terminal value:
Prisma Medios de Pago SA equity (49%) + minority discount
(9.09%) – US$ millions
g (terminal value growth – annual)

		2.50%	3.00%	3.50%
	97.5%	467.8	480.0	493.3
WACC	100%	461.8	473.8	486.8
	102.5%	455.9	467.7	480.5
The scenario for the valuation considers WACC at 100% and g at 3%.
As Banco Macro SA holds an interest in Prisma Medios de Pago SA of 4.494083% the fair value accounts amounts to 2,501,196, which is within a range of 2,406,774 and 2,604,215 according to the calculated sensitivity.
Derivative financial instruments
As previously mentioned, the Bank recognized the put option taken related to the participation in Prisma Medios de Pago SA. These instruments were measured using a valuation technique based on a binomial option pricing model.
The most relevant unobservable input data used in the pricing model include:

•	Monthly volatility (sensitivity to volatility ranging from 10%, 12.2% and 15%).

•
The theoretical exercise price for the option. This price is 7 times the expected EBITDA for the third year. This EBITDA is calculated considering the expected cash flows of the business as well as the financial indebtedness, considering Cash and Banks and Short-term investments, and financial indebtedness projected for the option exercise date.

Below is disclosed the sensitivity for the valuation of the put option per share, based on the level of implied volatility and the theoretical exercise price of the share price:

Sensibility - $
Volatility

		10.0%	12.2%	15.0%
	95%	48.15	56.30	66.51
EBITDA	100%	54.88	63.43	74.04
	105%	62.43	70.55	81.58
The scenario considered for the valuation considers EBITDA at 100% and volatility at 12.2%. Banco Macro SA has a position of 8,910,878 shares of Prisma Medios de Pago SA. Therefore, the fair value of the put is 565,217, which is within the range of 556,306 and 592,662 according to the calculated sensitivity.
Debt securities
The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of debt securities and certificates of participation in financial trusts for which the Bank uses an internal model.

	Fair value of			Range of inputs
	Level 3 Assets	Valuation Technique	Significant unobservable inputs	12/31/2019
	12/31/2019			Range of inputs
				Low	High	Unit
Debt Securities of Financial Trusts	192,340	Income approach (discounted cash flow)	Discount rate in pesos	48.07	73.39	%
Debt Securities of Financial Trusts Provisional	622,719	Income approach (discounted cash flow)	Discount rate in pesos	39.27	44.97	%

	Fair value of			Range of inputs
	Level 3 Assets	Valuation Technique	Significant unobservable inputs	12/31/2018
	12/31/2018			Range of inputs
Debt Securities of Financial Trusts	981,123	Income approach (discounted cash flow)	Discount rate in pesos	67.04	75.48	%
Debt Securities of Financial Trusts Provisional	1,004,902	Income approach (discounted cash flow)	Discount rate in pesos	68.21	76.27	%
The table below describes the effect of changing the significant unobservable inputs to reasonable possible alternatives. Sensitivity data are calculated using a number of techniques including analyzing price dispersion of different price sources, adjusting model inputs to analyze changes within the fair value methodology.

	12/31/2019		12/31/2018
	Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
Debt Securities of Financial Trusts	4,153	(3,673)	51,396	(39,714)
Debt Securities of Financial Trusts Provisional	795	(776)	3,397	(3,290)
Changes in fair value levels
The Bank monitors the availability of information in the market to evaluate the classification of financial instruments into the fair value hierarchy, as well as the resulting determination of transfers between levels 1, 2 and 3 at each period end.
As of December 31, 2019 and 2018, the Bank has not recognized any transfers between levels 1, 2 and 3 of the fair value hierarchy.

Financial assets and liabilities not recognized at fair value
Next follows a description of the main methods and assumptions used to determine the fair values of financial instruments not recognized at their fair value in these consolidated financial statements:

•
Instruments with fair value similar to the carrying amount: financial assets and liabilities that are liquid or have short-term maturities (less than three months) were deemed to have a fair value similar to the carrying amount.

•
Fixed and variable rate of financial instruments: the fair value of financial assets was recognized discounting future cash flows at current market rates, for each fiscal year, for financial instruments of similar characteristics. The estimated fair value of fixed-interest rate deposits and liabilities was assessed discounting future cash flows by using estimated interest rates for deposits or placings with similar maturities to those of the Bank’s portfolio.

•	For public listed assets and liabilities, or those for which the prices are reported by certain renown pricing providers, the fair value was determined based on such prices.
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2019 and 2018:

	12/31/2019
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial assets
Cash and deposits in banks	100,680,063	100,680,063			100,680,063
Repo transactions	1,087,916	1,087,916			1,087,916
Other financial assets	5,794,761	5,794,761			5,794,761
Loans and other financing	220,897,814	311,728	142,687	193,903,826	194,358,241
Other debt securities	17,631,926	1,562,621	16,638,686	1,220,043	19,421,350
Financial assets delivered as guarantee	10,673,334	9,596,252			9,596,252

	356,765,814	119,033,341	16,781,373	195,123,869	330,938,583

Financial liabilities
Deposits	262,865,354	147,122,348		115,969,567	263,091,915
Repo transactions	1,002,511	1,002,511			1,002,511
Other financial liabilities	22,169,608	21,066,584	1,093,997		22,160,581
Financing received from the BCRA and other financial entities	2,245,804	1,837,376	353,520		2,190,896
Issued corporate bonds	5,525,039		1,380,033	2,658,829	4,038,862
Subordinated corporate bonds	24,311,663		18,339,369		18,339,369

	318,119,979	171,028,819	21,166,919	118,628,396	310,824,134

	12/31/2018
	Carrying amount	Level 1	Level 2	Level 3	Fair Value
Financial assets
Cash and deposits in banks	115,012,597	115,012,597			115,012,597
Other financial assets	3,978,713	3,978,713			3,978,713
Loans and other financing	275,611,789		276,143	249,338,621	249,614,764
Other debt securities	12,538,954	266,645	11,022,076	4,229	11,292,950
Financial assets delivered as guarantee	10,161,647	10,112,434	49,213		10,161,647

	417,303,700	129,370,389	11,347,432	249,342,850	390,060,671

Financial liabilities
Deposits	366,049,491	163,479,907		202,715,323	366,195,230
Repo transactions	253,003	253,003			253,003
Other financial liabilities	23,559,130	23,360,727	256,161		23,616,888
Financing received from the BCRA and other financial entities	4,611,839	3,895,412	665,078		4,560,490
Issued corporate bonds	9,810,217		7,663,328		7,663,328
Subordinated corporate bonds	23,518,130		18,860,755		18,860,755

	427,801,810	190,989,049	27,445,322	202,715,323	421,149,694